Cash and Bank Balances	6 Months Ended
Dec. 31, 2024
Cash and Bank Balances [Abstract]
CASH AND BANK BALANCES
4.	CASH AND BANK BALANCES

	December 31, 2024	June 30, 2024
	RM	RM
Cash and bank balances	2,202,998	9,987,324
Deposits with a licensed bank	20,862,498	23,373,900
	23,065,496	33,361,224

Cash and bank balances are classified as financial assets measured at amortised cost.